Debt (Related Party) and Interest Expense (Related Party) - Schedule of Black-Scholes Option Model (Details)	Dec. 31, 2025	Dec. 31, 2024
Risk-free rate [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.6
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	0	0
Expected dividend yield [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	0
Expected dividend yield [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	0
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	2	2
Expected term (years) [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.32
Expected volatility [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	113
Stock Price [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.35
Stock Price [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.35
Minimum [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.7	3.8
Minimum [Member] | Risk-free rate [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.6
Minimum [Member] | Expected term (years) [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	0.48
Minimum [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	136	42
Minimum [Member] | Expected volatility [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	63
Minimum [Member] | Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.35	1.24
Minimum [Member] | Exercise price [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.24
Minimum [Member] | Exercise price [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.24
Maximum [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.9	4.9
Maximum [Member] | Risk-free rate [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	4
Maximum [Member] | Expected term (years) [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.81
Maximum [Member] | Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	144	49
Maximum [Member] | Expected volatility [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	147
Maximum [Member] | Stock Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	1.48	3.04
Maximum [Member] | Exercise price [Member] | Pre- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.05
Maximum [Member] | Exercise price [Member] | Post- Modification [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrants issued	3.05